Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 1,078
2024	1,103
2025	1,129
2026	1,163
2027	1,198
Thereafter	403
Total lease payments	6,074
Imputed interest	(1,445)
Total	4,629
Total lease payments	6,074
Finance Lease Liabilities, Payments, Due [Abstract]
2023	16
Total lease payments	16
Total	$ 16